Share-based Issuances (Tables)	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Schedule of stock option activity

	Options	Weighted Average Exercise Price
Outstanding - December 31, 2022	1,663,173	$2.45
Granted	200,200	$0.94
Forfeited/canceled	(198,954)	$1.50
Exercised	–	$–
Outstanding - June 30, 2023	1,664,419	$2.38

Options outstanding and exercisable

	Options Outstanding			Options Exercisable
Exercise Prices	Number	Price	Life*	Number	Price*
$2.70	22,264	$2.70	1.00	22,264	$2.70
$2.90	53,128	$2.90	4.36	53,128	$2.90
$4.26	171,197	$4.26	5.98	169,793	$4.26
$2.79	772,194	$2.79	7.48	553,122	$2.79
$1.79	206,250	$1.79	8.24	68,437	$1.79
$1.21	389,386	$1.21	9.2	258,793	$1.21
$0.39	50,000	$0.39	10	–	$0.39
Total - June 30, 2023	1,664,419	$2.38	7.71	1,125,537	$2.59

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*	Price and Life reflect the weighted average exercise price and weighted average remaining contractual life, respectively.

Schedule of restricted stock outstanding

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding - December 31, 2022	563,859	$2.14
Granted	37,500	$1.24
Forfeited/canceled	(118,346)	$1.83
Vested/issued	(195,759)	$1.83
Outstanding -June 30, 2023	287,254	$2.37

Schedule of warrant activity

	Warrants	Weighted Average Exercise Price
Outstanding - December 31, 2022	4,472,099	$4.62
Granted	950,000	0.61
Forfeited/canceled	–	–
Exercised	–	–
Outstanding - June 30, 2023	5,422,099	$3.84